PENSION COSTS (Details Narrative)	12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2025 HKD ($)
Defined Benefit Plan Disclosure [Line Items]
Eligible employees to be retired date	May 01, 2025
Service cost payment	$ 2,572	$ 2,912	$ 6,965
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Employee-related liabilities	50,000			$ 390,000
Other employee-related liabilities	$ 50,000			$ 390,000